American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 29, 2024

International Growth Fund - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 3.6%
CSL Ltd.	203,660	37,914,207
James Hardie Industries PLC(1)	738,570	29,214,437
NEXTDC Ltd.(1)	3,281,680	37,782,037
		104,910,681
Brazil — 0.6%
NU Holdings Ltd., Class A(1)	1,631,650	18,078,682
Canada — 3.1%
Canadian Pacific Kansas City Ltd.	347,230	29,481,865
Element Fleet Management Corp.	1,079,610	18,018,028
GFL Environmental, Inc.	327,166	11,804,149
Intact Financial Corp.	70,420	11,710,117
Shopify, Inc., Class A(1)	259,390	19,818,111
		90,832,270
China — 0.9%
H World Group Ltd., ADR	423,500	15,483,160
Tencent Holdings Ltd.	289,000	10,123,848
		25,607,008
Denmark — 6.0%
DSV AS	125,220	20,091,602
Novo Nordisk AS, Class B	1,299,886	155,161,706
		175,253,308
France — 18.1%
Air Liquide SA	364,712	74,128,666
Airbus SE	247,850	41,009,005
Arkema SA	261,410	27,095,665
Capgemini SE	73,450	17,866,252
Dassault Systemes SE	752,360	35,256,394
Edenred SE	780,607	38,627,223
Hermes International SCA	12,140	30,378,397
L'Oreal SA	98,620	47,107,705
LVMH Moet Hennessy Louis Vuitton SE	99,481	90,799,799
Pernod Ricard SA	67,880	11,345,029
Publicis Groupe SA	190,250	20,129,494
Safran SA	95,100	19,941,560
Sartorius Stedim Biotech	63,770	17,552,585
Schneider Electric SE	259,727	59,033,891
		530,271,665
Germany — 7.1%
adidas AG	91,150	18,437,827
HUGO BOSS AG	408,830	27,837,513
Infineon Technologies AG	1,257,541	45,152,705
SAP SE	459,010	86,015,389
Symrise AG	281,570	28,813,775
		206,257,209
Hong Kong — 2.2%
AIA Group Ltd.	5,401,200	43,540,074
Techtronic Industries Co. Ltd.	1,932,500	20,848,228
		64,388,302

India — 0.4%
MakeMyTrip Ltd.(1)	172,310	10,629,804
Indonesia — 0.7%
Bank Central Asia Tbk. PT	32,336,800	20,348,446
Ireland — 2.4%
Bank of Ireland Group PLC	1,243,390	10,858,500
ICON PLC(1)	143,190	45,909,577
Kerry Group PLC, A Shares	166,540	14,624,182
		71,392,259
Italy — 3.5%
Davide Campari-Milano NV	2,628,810	26,656,399
Ferrari NV	122,230	51,588,787
Prysmian SpA	473,380	23,624,381
		101,869,567
Japan — 17.2%
BayCurrent Consulting, Inc.	287,400	6,456,415
Denso Corp.	1,077,000	19,811,752
Disco Corp.	85,700	27,928,542
Fast Retailing Co. Ltd.	147,800	42,810,244
Hoya Corp.	259,900	33,926,572
Keyence Corp.	128,300	60,128,504
Kobe Bussan Co. Ltd.	989,300	26,635,288
Mitsubishi Electric Corp.	1,369,300	21,810,184
Mitsubishi Heavy Industries Ltd.	441,000	34,903,778
Murata Manufacturing Co. Ltd.	1,469,700	29,617,378
NEC Corp.	177,300	11,967,254
Obic Co. Ltd.	158,800	24,868,725
Pan Pacific International Holdings Corp.	1,207,700	28,470,975
Recruit Holdings Co. Ltd.	498,100	20,091,281
Shin-Etsu Chemical Co. Ltd.	787,100	33,588,970
Sumitomo Mitsui Financial Group, Inc.	700,000	39,000,158
Terumo Corp.	1,049,500	40,890,288
		502,906,308
Netherlands — 8.7%
Adyen NV(1)	12,840	20,315,926
ASML Holding NV	158,720	150,625,513
DSM-Firmenich AG	345,359	37,011,579
Heineken NV	271,840	25,115,631
Universal Music Group NV	711,960	21,494,342
		254,562,991
Spain — 1.8%
Cellnex Telecom SA	1,005,506	36,353,597
Iberdrola SA	1,317,672	15,133,660
		51,487,257
Sweden — 1.2%
Epiroc AB, A Shares	992,190	18,010,363
Hexagon AB, B Shares	1,408,590	16,523,575
		34,533,938
Switzerland — 5.6%
Cie Financiere Richemont SA, Class A	245,370	39,057,293
On Holding AG, Class A(1)(2)	1,032,010	36,140,990
Partners Group Holding AG	11,390	16,377,284
Sika AG	101,789	29,439,049
UBS Group AG(1)	846,740	24,175,948

Zurich Insurance Group AG	35,970	19,137,131
		164,327,695
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,572,000	34,449,618
United Kingdom — 15.2%
Ashtead Group PLC	316,590	22,770,657
AstraZeneca PLC	527,360	66,475,531
BP PLC	4,507,370	26,188,104
Compass Group PLC	1,058,370	29,040,194
CRH PLC	500,010	42,155,843
Haleon PLC	8,827,231	37,032,262
Halma PLC	201,570	5,870,023
HSBC Holdings PLC(2)	2,757,600	21,433,849
London Stock Exchange Group PLC	534,525	60,034,204
Melrose Industries PLC	2,953,336	23,718,121
Persimmon PLC	447,240	7,707,480
RELX PLC	1,146,230	50,209,563
Segro PLC	3,105,331	33,213,038
Whitbread PLC	463,156	19,346,031
		445,194,900
TOTAL COMMON STOCKS (Cost $2,149,210,673)		2,907,301,908
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,388	2,388
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,792,573	5,792,573
		5,794,961
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $753,528), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $734,562)		734,454
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 9/30/26, valued at $6,617,843), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $6,488,952)		6,488,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 4.125%, 5/15/24 - 2/28/27, valued at $1,753,687), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $1,719,252)		1,719,000
		8,941,454
TOTAL SHORT-TERM INVESTMENTS (Cost $14,736,415)		14,736,415
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,163,947,088)		2,922,038,323
OTHER ASSETS AND LIABILITIES — 0.0%		(1,136,833)
TOTAL NET ASSETS — 100.0%		$2,920,901,490

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.7%
Consumer Discretionary	16.0%
Industrials	15.1%
Health Care	13.6%
Financials	11.8%
Materials	10.3%
Consumer Staples	6.5%
Communication Services	3.0%
Real Estate	1.1%
Energy	0.9%
Utilities	0.5%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,036,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $27,046,287, which includes securities collateral of $21,253,714.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$18,078,682	—	—
Canada	11,804,149	$79,028,121	—
China	15,483,160	10,123,848	—
India	10,629,804	—	—
Ireland	45,909,577	25,482,682	—
Switzerland	36,140,990	128,186,705	—
United Kingdom	42,155,843	403,039,057	—
Other Countries	—	2,081,239,290	—
Short-Term Investments	5,794,961	8,941,454	—
	$185,997,166	$2,736,041,157	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.